                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
   Address:      11975 El Camino Real, Suite 300
                 San Diego, CA  92130

Form 13F File Number: 028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
Title:   Director of Operations
Phone:   858-704-3336

Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 11/12/04

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $3,199,426

List of Other Included Managers:        NONE

                      FORM 13F INFORMATION TABLE


                               TITLE OF            VALUE     SHRS OR   SH/  PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER               CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION   MANAGERS   SOLE     SHARED    NONE
-------------------------      -------- --------- --------- ---------  ---- ---- ---------- ---------- ---------- ------  ---------

Waste Management, Inc.           COM    94106L109   $39,402  1,441,200  SH       SOLE                   1,441,200
ConAgra Foods, Inc.              COM    205887102  $276,161 10,741,400  SH       SOLE                  10,741,400
Prudential Financial, Inc.       COM    744320102  $454,922  9,670,963  SH       SOLE                   9,670,963
Prudential Financial, Inc.       COM    744320102  $127,921  2,719,400  SH       OTHER                                    2,719,400
National Semiconductor Corp.     COM    637640103  $382,116 24,668,590  SH       SOLE                  24,668,590
J.C. Penney Company, Inc.        COM    708160106  $250,255  7,093,400  SH       SOLE                   7,093,400
Mellon Financial Corp.           COM    58551A108  $262,048  9,463,650  SH       SOLE                   9,463,650
Baxter International Inc.        COM    071813109  $315,997  9,825,780  SH       SOLE                   9,825,780
CNF, Inc.                        COM    12612w104  $204,950  5,000,000  SH       SOLE                   5,000,000
SPX Corp.                        COM    784635104  $112,314  3,172,720  SH       SOLE                   3,172,720
Computer Associates Intl. Inc.   COM    204912109  $338,982 12,889,050  SH       SOLE                  12,889,050
Sovereign Bancorp Inc.           COM    845905108  $161,926  7,421,000  SH       SOLE                   7,421,000
SPDR Trust Series 1              COM    78462F103  $272,430  2,437,632  SH       SOLE                   2,437,632

                                    Page 2